Class B Shares | AB Intermediate Bond Portfolio
AB VPS INTERMEDIATE BOND PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio’s investment objective is to generate income and price appreciation without assuming what the Adviser considers undue risk.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The operating expenses information below is designed to assist Contractholders of variable products that invest in the Portfolio in understanding the fees and expenses that they may pay as an investor. Because the information does not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract, Contractholders that invest in the Portfolio should refer to the variable contract prospectus for a description of fees and expenses that apply to Contractholders. Inclusion of these charges would increase the fees and expenses provided below.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	Class B Shares AB Intermediate Bond Portfolio Class B
SHAREHOLDER FEES (fees paid directly from your investment)

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	Class B Shares AB Intermediate Bond Portfolio Class B
Management Fees	0.45%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.43%
Total Portfolio Operating Expenses	1.13%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Class B Shares AB Intermediate Bond Portfolio Class B
After 1 Year	115
After 3 Years	359
After 5 Years	622
After 10 Years	1,375

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 262% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Portfolio invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. The Portfolio expects to invest in readily marketable fixed-income securities with a range of maturities from short- to long-term and relatively attractive yields that do not involve undue risk of loss of capital. The Portfolio expects to invest in fixed-income securities with a dollar-weighted average maturity of between three to ten years and an average duration of three to six years. The Portfolio may invest up to 25% of its net assets in below investment grade bonds (commonly known as “junk bonds”). The Portfolio may use leverage for investment purposes.

The Portfolio may invest without limit in U.S. Dollar-denominated foreign fixed-income securities and may invest up to 25% of its assets in non-U.S. Dollar-denominated foreign fixed-income securities. These investments may include, in each case, developed and emerging market debt securities.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

The Portfolio may invest in mortgage-related and other asset-backed securities, loan participations, inflation-indexed securities, structured securities, variable, floating and inverse floating-rate instruments, and preferred stock, and may use other investment techniques. The Portfolio intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Portfolio may enter into, without limit, derivatives transactions, such as options, futures contracts, forwards and swaps.
PRINCIPAL RISKS
  MARKET RISK: The value of the Portfolio's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Portfolio may be subject to a heightened risk of rising interest rates due to the current period of historically low rates and the effect of government fiscal policy initiatives, including Federal Reserve actions, and market reaction to these initiatives. The current period of historically low rates is expected to end and rates are expected to begin rising in the near future. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  DURATION RISK: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.
  BELOW INVESTMENT GRADE SECURITY RISK: Investments in fixed-income securities with lower ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.
  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater if the Portfolio invests a significant portion of its assets in fixed-income securities with longer maturities.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Portfolio's investments or reduce its returns.
  PREPAYMENT RISK: The value of mortgage-related or other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some of these securities may occur during periods of falling mortgage interest rates and expose the Portfolio to a lower rate of return upon reinvestment of principal. Early payments associated with these securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Portfolio may not be able to realize the rate of return it expected.
  LEVERAGE RISK: To the extent the Portfolio uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Portfolio's investments.
  LIQUIDITY RISK: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.
  DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.
  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Portfolio.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio's performance changed from year to year over ten years; and
  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
The performance information does not take into account separate account charges. If separate account charges were included, an investor's return would be lower. The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.
BAR CHART

Calendar Year End (%) During the period shown in the bar chart, the Portfolio’s: BEST QUARTER WAS UP 7.97%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -4.26%, 3RD QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2014)
Average Annual Total Returns Class B Shares AB Intermediate Bond Portfolio	1 YEAR	5 YEARS	10 YEARS
Class B	6.22%	4.92%	4.47%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97%	4.45%	4.71%